Significant Accounting Policies (Standard Warranty and Extended Warranty Tables) (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred revenue:
Current portion	$ 11,877	$ 12,557
Noncurrent portion	$ 3,691	$ 4,108